CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Trade accounts receivable, allowance for doubtful accounts
Ordinary share, par value		0.0068259	0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000	25,725,000